CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Summary of Reconciliation of Changes in Cash, Cash Equivalents, and Restricted Cash) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Changes in cash and cash equivalents included in assets held for sale			¥ 36,063	¥ 42,270
Changes in restricted cash included in assets held for sale			2,000	1,600
Total changes in cash, cash equivalents, and restricted cash included in assets held for sale shown in the consolidated statements of cash flows			¥ 38,063	¥ 43,870